Financial Instruments - classification - Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial instruments
Liabilities	£ 679,483	£ 647,745	£ 688,963
Financial Liabilities	679,483	647,745
Increase of carrying amount of other customer accounts designated as at fair value through profit or loss	0	26
Bank deposits
Financial instruments
Financial Liabilities	20,493	23,297
Items in course of transmission to other banks	2	125
Customer deposits
Financial instruments
Financial Liabilities	369,247	360,914
Settlement balances
Financial instruments
Financial Liabilities	4,069	3,066
Trading liabilities
Financial instruments
Financial Liabilities	73,949	72,350
Other financial liabilities
Financial instruments
Financial Liabilities	45,220	39,732
Subordinated liabilities
Financial instruments
Financial Liabilities	9,979	10,535
Other liabilities
Financial instruments
Financial Liabilities	9,647	8,954
Derivatives
Financial instruments
Financial Liabilities	146,879	128,897
Net hedging derivative liabilities	22	22
Derivatives
Financial instruments
Net hedging derivative liabilities		358
Financial Assets and Liabilities, Category
Financial instruments
Liabilities	7,441	6,736
Financial Assets and Liabilities, Category | Other liabilities
Financial instruments
Liabilities		6,736
Other liabilities | Other liabilities
Financial instruments
Liabilities	7,441
Held-for-trading | Trading liabilities
Financial instruments
Financial Liabilities	73,949	72,350
Held-for-trading | Derivatives
Financial instruments
Financial Liabilities	146,879	128,897
Held-for-trading | Financial Assets and Liabilities, Category
Financial instruments
Financial Liabilities	220,828	201,247
DFV | Other financial liabilities
Financial instruments
Financial Liabilities	2,258	2,840
DFV | Subordinated liabilities
Financial instruments
Financial Liabilities	724	867
DFV | Financial Assets and Liabilities, Category
Financial instruments
Financial Liabilities	2,982	3,707
Amortised cost
Financial instruments
Financial Liabilities	448,232	436,055
Amortised cost | Bank deposits
Financial instruments
Financial Liabilities	20,493	23,297
Amortised cost | Customer deposits
Financial instruments
Financial Liabilities	369,247	360,914
Amortised cost | Settlement balances
Financial instruments
Financial Liabilities	4,069	3,066
Amortised cost | Other financial liabilities
Financial instruments
Financial Liabilities	42,962	36,892
Amortised cost | Subordinated liabilities
Financial instruments
Financial Liabilities	9,255	9,668
Amortised cost | Other liabilities
Financial instruments
Financial Liabilities	£ 2,206	£ 2,218